Short-term investments	12 Months Ended
Dec. 31, 2017
Short-term investments [Abstract]
Short-term investments
3.	Short-term investments

The short-term investments represent investments in REITs publicly traded on the Hong Kong Stock Exchange, money market instruments and publicly traded debt and equity securities, which are expected to be realized in cash during the next 12 months. The Company accounts for the short-term investments in accordance with ASC subtopic 320-10, Investments-Debt and Equity Securities: Overall. The Company classified the REITs, investment in debt and equity securities, and money market instruments as trading securities which are bought and held principally for the purpose of selling them in the near term. The Company uses quoted prices in active markets for identical assets (consistent with the Level 1 definition in the fair value hierarchy) to measure the fair value of its investments on a recurring basis pursuant to ASC 820, Fair Value Measurement.

The realized gains, and unrealized gains presented in the accompanying statements of comprehensive income are related to trading securities held as of December 31, 2017.

The following summarizes the short-term investments measured at fair value at December 31, 2016 and 2017:

	December 31, 2016
	US$
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
Debt securities	20,601,816	20,599,683	2,133
REITs	15,612,864	15,266,447	346,417
Money market instruments	866,630	864,927	1,703
Equity securities	2,229,285	2,344,204	(114,919)

Total	39,310,595	39,075,261	235,334

	December 31, 2017
		US$
	Aggregate fair value	Cost	Unrealized gain in profit
Trading securities:
Debt securities	888,067	784,946	103,121
REITs	21,239,128	20,044,583	1,194,545
Money market instruments	26,577,133	26,574,990	2,143
Equity securities	9,035,230	8,239,060	796,170

Total	57,739,558	55,643,579	2,095,979

During the year ended December 31, 2017, US$7,873,987 (2016: US$2,505,696) net realized gain and US$2,095,979 (2016: US$235,334) unrealized gain for trading securities are included in earnings.